Gaming Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Electronic Gaming Machines Egms and Systems And Other Gaming Equipment Disclosure [Abstract]
Electronic Gaming Machines EGMs and Systems [Text Block]

Note 6. Gaming Equipment

Gaming equipment is stated at cost. The major categories of gaming equipment and accumulated depreciation consisted of the following:

(amounts in thousands)	Useful Life (years)	June 30, 2014	December 31, 2013
	(Unaudited)
EGMs	3 – 5	$17,731	$17,587
Systems	5	1,503	1,417
Other gaming equipment	3 – 5	—	42
		19,234	19,046
Less: accumulated depreciation		(12,362)	(10,875)
		$6,872	$8,171
Depreciation expense of gaming equipment of approximately $1.5 million and $2.0 million was included in cost of gaming operations in the consolidated statements of comprehensive income for the six-month periods ended June 30, 2014 and 2013, respectively.

Note 6.	Gaming Equipment

Gaming equipment is stated at cost less depreciation. The major categories of gaming equipment and accumulated depreciation consisted of the following:

		December 31,

(amounts in thousands)	Useful Life (years)	2013	2012

EGMs	3 – 5	$17,587	$16,222
Systems	5	1,417	1,093
Other gaming equipment	3 – 5	42	150
		19,046	17,465
Less: accumulated depreciation		(10,875)	(7,741)
		$8,171	$9,724

Depreciation expense of gaming equipment of approximately $3.7 million and $4.6 million was included in cost of gaming operations in the consolidated statements of comprehensive income for the years ended December 31, 2013 and 2012, respectively.